As filed with the Securities and Exchange Commission on July 27, 2006

                                                          File Nos. 002-28842
                                                                    002-28843
                                                                    002-28844
                                                                    811-01636
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 49 (002-28844)                         [X]
                                  50 (002-28842)                         [X]
                                  51 (002-28843)                         [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 27                                                    [X]

                        (Check appropriate box or boxes.)

     VARIABLE ANNUITY FUND I OF SOUTHWESTERN LIFE
     --------------------------------------------------
     (Exact Name of Registrant)

      SOUTHWESTERN LIFE INSURANCE COMPANY
     --------------------------------------------------
     (Name of Depositor)

       175 King Street, Armonk, NY                                  10504
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (914) 828-8687

     Name and Address of Agent for Service

        Patricia D. Harrigan, Esq.
        Vice President and Secretary
        Southwestern Life Insurance Company
        175 King Street
        Armonk, NY  10504

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          943 Post Road East
          Westport, CT  06880
          (203) 226-7866

It is proposed that this filing will become effective:

     __X__  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date)  pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant  to  paragraph  (a)(1)  of Rule 485
     _____ on  (date)  pursuant  to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

       Group Flexible Payment Contracts



                 VARIABLE ANNUITY FUND I OF SOUTHWESTERN LIFE

                             Cross Reference Sheet

Item Number Form N-4                      Caption

                      PART A - Prospectus

1.    Cover Page                          Cover Page

2.    Definitions                         Definitions

3.    Synopsis                            Synopsis

4.    Condensed Financial Information     Condensed Financial Information

5.    General Description of Registrant,
      Depositor and Portfolio Companies   Southwestern, The Separate Account,
                                          Conversion of the Separate Account,
                                          Growth Portfolio, Voting Rights

6.    Deductions and Expenses             Deductions for Sales and Other
                                          Expenses

7.    General Description of Variable
      Annuity Contracts                   Annuity Contracts, Accumulation
                                          Period, Assignment, Modification,
                                          Contract Owner Inquiries, Rights,
                                          Suspension

8.    Annuity Period                      Annuity Period

9.    Death Benefit                       Death Benefits

10.   Purchases and Contract Value        Accumulation Period, Principal
                                          Underwriter

11.   Redemptions                         Termination

12.   Taxes                               Federal Tax Consequences

13.   Legal Proceedings                   Legal Proceedings

14.   Table of Contents of the Statement
      of Additional Information           Table of Contents of the Statement
                                          of Additional Information

                 PART B - Statement of Additional Information

15.   Cover Page                          Cover Page

16.   Table of Contents                   Table of Contents

17.   General Information and History     General Information

18.   Services                            Conversion Transaction, Accountants,
                                          General Information

19.   Purchase of Securities
      Being Offered                       Purchase of Contracts

20.   Underwriters                        Underwriter, Purchase of Contracts

21.   Calculation of Performance Data     N/A

22.   Annuity Payments                    Annuity Payments

23.   Financial Statements                Financial Statements



                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

--------------------------------------------------------------------------------

                             EXPLANATORY NOTE

Parts A (Prospectus), B (Statement of Additional Information) and C (Other Information) were filed in Post-Effective Amendment No. 46 (File No. 002-28844), Post-Effective Amendment No. 47 (File No. 002-28842) and Post-Effective Amendment No. 48 (File No. 002-28843). Parts A, B and C are incorporated herein by reference. A registration statement was last filed on July 30, 1996. Southwestern Life Insurance Company ("Company") has ceased filing Post-Effective Amendments and delivering updated prospectuses to contract owners in reliance on No-Action relief. The sole purpose of this filing is for the Company to make the representation required by Section 26(f) of the Investment Company Act of 1940.

--------------------------------------------------------------------------------
PART C - ITEM 32(d)

Pursuant to Section 26(f) of the Investment Company Act of 1940, Southwestern Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Armonk and the State of New York, on this 30th day of June, 2006.


                                    VARIABLE ANNUITY FUND I OF SOUTHWESTERN LIFE
                                    Registrant

                                By: SOUTHWESTERN LIFE INSURANCE COMPANY

                                By: /s/W. WELDON WILSON
                                    --------------------------------------
                                    W. Weldon Wilson, President and Chief
                                    Executive Officer



                                   SOUTHWESTERN LIFE INSURANCE COMPANY
                                   Depositor

                               By:  /s/W. WELDON WILSON
                                    -------------------------------------
                                    W. Weldon Wilson, President and Chief
                                    Executive Officer



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                                 Title                            Date
--------------------           ---------------------------       -----------------------

/s/JACQUES E. DUBOIS            Director, Chairman                   June 30, 2006
---------------------
Jacques E. Dubois


/s/W. WELDON WILSON             Director, President and              June 30, 2006
--------------------            Chief Executive Officer
W. Weldon Wilson


/s/RAYMOND A. ECKERT            Director, Vice President             June 30, 2006
---------------------
Raymond A. Eckert


/s/ROBYN A. WYATT               Vice President and Chief             June 30, 2006
----------------------          Financial Officer
Robyn A. Wyatt
